Schedule of Classes of stock (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Apr. 27, 2023	Mar. 31, 2023
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Voting Rights		none	none
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000		50,000,000	50,000,000
Common Stock, Shares, Issued	2,151,902	1,806,612	1,334,270
Common Stock, Shares, Outstanding	2,151,902	1,806,612	1,334,270
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		1,806,612	1,334,270
Common Stock, Shares, Outstanding		1,806,612	1,334,270
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Related Party [Member]
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.00001
Related Party [Member] | Common Stock [Member]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	29,500,000	29,500,000
Common Stock, Shares, Outstanding	25,000,000	25,000,000
Related Party [Member] | Series X Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.00001
Preferred Stock, Shares Issued	1
Preferred Stock, Shares Outstanding	1
Preferred stock shares designated	1
Preferred Stock, Voting Rights	A
Related Party [Member] | Common Class A [Member]
Preferred Stock, Voting Rights	1	1
Common Stock, Shares, Issued	15,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Related Party [Member] | Common Class A [Member] | Common Stock [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	17,700,000	17,700,000
Common Stock, Shares, Outstanding	15,000,000	15,000,000
Related Party [Member] | Common Class B [Member]
Preferred Stock, Voting Rights	10	10
Common Stock, Shares Authorized				500,000,000
Common Stock, Shares, Issued	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001		$ 0.00001
Related Party [Member] | Common Class B [Member] | Common Stock [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	11,800,000	11,800,000
Common Stock, Shares, Outstanding	10,000,000	10,000,000